LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
LONG TERM LIABILITIES
Schedule of long term liabilities

	As of December 31,
	2019	2018
Loan from a third party	$2,000,000	$2,000,000
Total	$2,000,000	$2,000,000